INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

11. INCOME TAXES

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. NAI is a Canadian company and its income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate at 26.5%. CWN HK and CWN China are taxed at 16.5% and 25% based on the Hong Kong and Chinese tax laws. The reconciliation of the income tax expense is as follows:

	2011 $	2010 $	2009 $

Net Income (loss) for the year	192,626	189,168	(402,209)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Impact of foreign exchange movement	—	—	(2,437)
Foreign tax rate differential	8,477	1,678	(80,125)
Effect of tax change	6,818	15,032	—
Others	(11,461)	1,715	4,451
Deferred tax assets not previously recognized		(63,623)	—
Change in valuation allowance	50,752	(62,237)	78,111
Income tax expense (recovery)	54,586	(107,435)	—

Deferred income taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The significant components of deferred income tax assets (liabilities) are as follows:

	2011 $	2010 $	2009 $

Non-capital loss carryforwards	278,658	272,084	298,000
Equipment and furniture	472	918	6,700
Others	—	(2,376)	(4,600)
	279,130	270,626	300,100
Valuation allowance	(222,803)	(159,712)	(300,100)
Net deferred income tax assets	56,327	110,914	—

The Company has non-capital losses available for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital losses in the amount of $223,000 expire as follows:

$
2028	156,000
2029	67,000
223,000

The Company also has non-capital losses available for Chinese income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital losses in the amount of $898,000 expire as follows:

$
2012	196,000
2013	257,000
2014	234,000
2015	211,000
898,000